Stockholders' Equity: Schedule of Option Activity (Details) - USD ($)			12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016
Details
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning Balance			28,438
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance			$ 11.90
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	9 years 3 months 14 days	9 years 7 months 24 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value			$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			73,688
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price			$ 7.09
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period			0
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price			$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period			(938)
Share-based Compensation Arrangements by Share-based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price			$ 13.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	101,188	28,438	101,188
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance	$ 8.39	$ 11.90	$ 8.39
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	$ 0	$ 0	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	2,938		2,938
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 11.78		$ 11.78
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term			8 years 9 months 11 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value	$ 0		$ 0